SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, ₨ in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PKR (₨)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investments in subsidiaries
Network and IT costs	$ 797		$ 791	$ 1,176
Personnel costs	815		875	889
Customer associated costs	653		720	867
Losses on receivables	62		66	62
Taxes, other than income taxes	57		158	217
Other	257		355	486
Total selling, general and administrative expenses	2,641		2,965	3,697
Rental expense				425
Taxes, other than income taxes	57		$ 158	$ 217
Pakistan Mobile Communications Limited
Investments in subsidiaries
Taxes, other than income taxes	(68)	₨ (11.2)
Taxes, other than income taxes	(68)	(11.2)
Selling, General, And Administrative Expense | Pakistan Mobile Communications Limited
Investments in subsidiaries
Taxes, other than income taxes	(52)	(8.6)
Taxes, other than income taxes	$ (52)	₨ (8.6)